FINANCIAL INSTRUMENTS - Movements in Derivative Instruments, Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative [Line Items]
Derivative instruments , assets, start of the period	$ 18,054
Derivative instruments , liabilities, start of the period	(604)
Derivative instruments and hedges, net value, start of the period	17,450
Change in fair value of derivative instruments	4,893	$ (16,672)
Derivative instruments , assets, end of the period	22,343
Derivative instruments , liabilities, end of the period	0
Derivative instruments and hedges, net value, end of the period	22,343
Assets
Derivative [Line Items]
Change in fair value of derivative instruments	4,289
Liability
Derivative [Line Items]
Change in fair value of derivative instruments	$ 604